Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting
Summary of segment net loss, including significant segment expenses

	Three Months Ended March 31,
	2025	2024
Revenue	$1,113	$1,944
Less:
Cost of revenue	432	779
Sales and marketing	529	1,019
General and administrative	1,627	1,872
Research and development	364	484
Transaction costs	367	—
Other income, net:	(3,687)	(31)
Income tax expense	7	14
Net income (loss)	$1,474	$(2,193)

	Year Ended December 31,
	2024	2023
Revenue	$8,006	$8,678
Less:
Cost of revenue	2,949	3,130
Sales and marketing	2,991	7,548
General and administrative	6,931	10,324
Research and development	1,803	2,315
Transaction costs	1,024	—
Impairment of long-lived assets	36	777
Gain on disposal of assets, net	—	(33)
Other income, net:	(637)	(4,048)
Income tax expense	39	52
Net loss	$(7,130)	$(11,387)